Financial Assets at Amortized Cost-Securities - Additional Information (Detail) R$ in Millions	12 Months Ended
Dec. 31, 2018 BRL (R$)
Financial assets at amortised cost, class [Member]
Disclosure of Financial Assets [Line Items]
Interest income on available-for-sale financial assets	R$ 2,614